Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Cash and cash equivalents and restricted cash	$ 316,464	$ 298,898
Other assets	10,185	34,635
Consolidated total assets	4,366,846	3,945,264
Shuttle Tanker [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	1,827,194	1,936,809
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	1,259,634	1,267,076
FSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	267,157	133,925
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	138,235	150,109
Towage segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	260,047	61,795
UMS Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	$ 287,930	$ 62,017